Significant Accounting Policies (Details) - Schedule of estimated useful lives of the right of use assets or the lease period	12 Months Ended
Dec. 31, 2020
Property [Member] | Bottom of range [member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the right of use assets or the lease period [Line Items]
Estimated useful lives	1 year
Property [Member] | Top of range [member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the right of use assets or the lease period [Line Items]
Estimated useful lives	2 years
Motor vehicles [member]
Significant Accounting Policies (Details) - Schedule of estimated useful lives of the right of use assets or the lease period [Line Items]
Estimated useful lives	3 years